SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	$ 20,241,164	$ 19,121,703
Less long-term portion, net of discount		284,203
Current portion of notes payable, net of discount	20,241,164	18,837,500
Note Payable [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	45,000	45,000
Other [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	50,000	50,000
Note Payable One [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	375,000	375,000
Note Payable Two [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	341,164	284,203
Note Payable Three [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	1,000,000	1,000,000
Note Payable Four [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	2,200,000	2,058,333
Note Payable Five [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	11,110,000	10,401,667
Note Payable Six [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	3,300,000	3,087,500
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Sub-total notes payable, net of discount	$ 1,820,000	$ 1,820,000